Investments in Equity Accounted Investees - Summary of Investments in Equity Accounted Investees (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Disclosure of joint ventures [line items]
Carrying amount in immaterial associates (held for sale)			₨ 4,973.5
Carrying amount of interest in equity accounted investees	₨ 53,348.8		53,852.4		$ 771.4
Current (held for sale)			4,973.5
Non current	53,348.8		48,878.9		771.4
Carrying amount of interest in equity accounted investees	53,348.8		53,852.4		771.4
Share of profit/(loss) in equity accounted investees	2,095.0	$ 30.3	22,782.6	₨ 14,930.0
Share of other comprehensive income in equity accounted investees	(474.6)	(6.9)	3,996.7	(3,087.0)
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture	42,955.4		44,494.0		621.1
Share of profit/(loss) in joint venture	559.8	8.1	21,690.7	13,660.3
Share of other comprehensive income, currency translation differences	(557.8)	(8.1)	4,015.7	(2,801.6)
Other adjustments in material joint venture [member]
Disclosure of joint ventures [line items]
Share of profit/(loss) in joint venture	449.6	6.5	(253.6)	(116.1)
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount in joint venture			25.0
Share of profit/(loss) in joint venture	(25.0)	(0.4)	162.5	276.5
Share of other comprehensive income, currency translation differences				(130.3)
Share of other comprehensive income in equity accounted investees				(130.3)
Immaterial associates [Member]
Disclosure of joint ventures [line items]
Carrying amount in immaterial associates	10,393.4		4,359.9		$ 150.3
Share of profit/(loss) in immaterial associates	1,110.6	16.1	1,183.0	1,109.3
Share of other comprehensive income in immaterial associates	111.5	1.6	(113.8)	(40.0)
Share of other comprehensive income, currency translation differences	(28.3)	(0.4)	94.8	(115.1)
Share of other comprehensive income in equity accounted investees	₨ 83.2	$ 1.2	₨ (19.0)	₨ (155.1)